N-2	Oct. 14, 2022
Cover [Abstract]
Entity Central Index Key	0000065172
Amendment Flag	false
Securities Act File Number	1-4488
Document Type	8-K
Entity Registrant Name	MESABI TRUST
Entity Address, Address Line One	c/o Deutsche Bank Trust Company Americas
Entity Address, Address Line Two	Trust & Agency Services
Entity Address, Address Line Three	1 Columbus Circle, 17th Floor Mail Stop: NYC01-1710
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	904
Local Phone Number	271-2520
Entity Emerging Growth Company	false